Debt (Tables)	6 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments	Debt consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Term Loan (effective interest rate of 7.2%)	$325,000	$325,000
Unamortized debt issuance costs on Term Loan	(5,148)	(5,819)
Unamortized debt discount on Term Loan	(6,516)	(7,367)
Total debt	$313,336	$311,814
Debt consisted of the following as of June 30:

(in thousands)	2020	2019
Credit Agreement	$—	$11,032
Term Loan	325,000	—
Unamortized debt issuance costs on Term Loan	(5,819)	—
Unamortized debt discount on Term Loan	(7,367)	—
Total debt	$311,814	$11,032
Non-recourse debt consisted of the following as of June 30:

(in thousands)	2020	2019
Delayed draw credit facility	$—	$14,835
Unamortized debt issuance costs	—	(300)
Total non-recourse debt	—	14,535
Less non-recourse debt—current	—	3,920
Non-recourse debt—net	$—	$10,615

Schedule of Amortization Of Debt Issuance Costs
Amortization expense related to the debt issuance costs as of June 30, 2020, for each of the next five fiscal years and thereafter is estimated to be as follows (in thousands):

Fiscal Years
2021	$3,289
2022	3,289
2023	3,289
2024	3,289
2025	1,096
Thereafter	—
Total	$14,252